SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Line Items]
Short-term deposits average rate (as a percent)	3.00%	1.59%
Restricted cash, current	$ 1,694	$ 1,188
Impairment charges recorded in connection with the restructuring plans, related to its property and equipment		19,981
Goodwill impairment loss		65,686
Severance expenses from continuing operations	1,230	2,039	2,917
Total employer 401(k) contributions	$ 2,305	$ 2,765	$ 1,018
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	4,725,618	5,408,206	3,566,788
Total expenses for doubtful debts	$ 180	$ 230	$ 152
Notional value of derivative instruments	25,691	51,504
Total consideration			1,750
Property and equipment, net	15,649	17,476
Depreciation expenses from discontinued operations	0	0	$ 71
Leased assets and corresponding liabilities	25,800
Deferred revenues	5,270
Aggregate amount of Remaining performance obligations	3,794
Capitalized software [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, net	$ 8,212	$ 9,195